Share-Based Compensation (Tables)	9 Months Ended
Dec. 31, 2016
Summary of Weighted-Average Assumption Utilized to Determine Fair Value of Option

The fair value of each option grant issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the following weighted-average assumptions:

	Nine months ended December 31,
	2016	2015
Expected term (in years)	6.1	6.3
Risk-free interest rate	1.7%	2.4%
Expected volatility	41.1%	43.6%
Expected dividend yield	—%	—%
Estimated grant date fair value per ordinary share	$17.31	$10.43

Share-Based Compensation Expense Recognized in Statements of Operations

Share-based compensation expense recognized under the Historical Plans and the 2015 Plan in the accompanying consolidated statements of operations was as follows (in thousands):

	Three months ended December 31,		Nine months ended December 31,
	2016	2015	2016	2015
Cost of revenue	$730	$350	$1,201	$479
Research and development	735	1,293	1,468	1,367
Sales and marketing	1,531	1,481	3,637	2,331
General and administrative	645	826	1,643	1,752
Total share-based compensation expense	$3,641	$3,950	$7,949	$5,929

Schedule of Share-Based Compensation, Stock Options, Activity

Share option activity under the 2015 Plan and the Historical Plans for the nine months ended December 31, 2016 was as follows:

	Number of Awards	Weighted Average Exercise Price (3)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at March 31, 2016	8,069,866	$5.00	7.16	$38,541
Options granted	754,000	$17.31
Options exercised	(878,054)	$2.24
Options forfeited and cancelled	(143,524)	$7.83
Outstanding at December 31, 2016	7,802,288	$6.38	6.91	$90,248
Exercisable at December 31, 2016	3,569,704	$2.53	4.95	$54,872
Exercisable and expected to be exercisable at December 31, 2016 (2)	7,572,419	$6.24	6.84	$88,639

(1)

The aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ Global Select Market on December 31, 2016, and the exercise price of the underlying options.

(2)

This represents the number of exercisable options as of December 31, 2016 plus the number of options expected to become exercisable as of December 31, 2016 based on the options outstanding as of December 31, 2016, adjusted for the estimated forfeiture rate.

(3)

Certain of the Company’s option grants have an exercise price denominated in British pounds. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and expired was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or expiration, as appropriate.

2015 Plan [Member]
Schedule of Share-Based Compensation, Restricted Share Units, Activity

RSU activity under the 2015 Plan for the nine months ended December 31, 2016 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value	Intrinsic Value
	(in thousands, except per share)
Unvested restricted share units as of March 31, 2016	42,224	$10.00	$412
Restricted share units granted	14,190	$21.14	300
Restricted share units vested	(26,246)	$10.00	286
Restricted share units canceled	—	$—	—
Unvested restricted share units as of December 31, 2016	30,168	$15.24	$540